Leases (Schedule of Minimum Lease Receivables) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Leases
Financing leases 2012	¥ 367,446
Operating leases 2012	36,949
Financing leases 2013	250,130
Operating leases 2013	22,256
Financing leases 2014	144,958
Operating leases 2014	12,392
Financing leases 2015	66,795
Operating leases 2015	6,391
Financing leases 2016	31,674
Operating leases 2016	2,603
Financing leases Thereafter	95,125
Operating leases Thereafter	1,813
Total minimum payments to be received Financing leases	956,128	642,701
Total minimum payments to be received Operating leases	82,404
Unguaranteed residual values Financing leases	52,036	66,289
Amount representing executory costs Financing leases	(67,396)	(46,522)
Unearned income Financing leases	(67,631)	(44,877)
Allowance for doubtful receivables Financing leases	(6,136)	(4,825)
Net investment in financing leases Financing leases	867,001	612,766
Less current portion of net investment in financing leases, included in investments in leases Financing leases	337,935	194,108
Long-term net investment in financing leases, included in other assets Financing leases	¥ 529,066	¥ 418,658